Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Feb. 28, 2015
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	$ 0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	25,000
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	3.40
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	$ 0
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	25,000
Shareholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	3.40